Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Components of Accumulated Other Comprehensive Income, Net of Tax
Certain amounts included in the statement of comprehensive income are net of reclassification adjustments. The following tables summarize those reclassification adjustments (net of taxes):

	Year Ended December 31, 2016
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2015	$5,817	$234	$6,051
Other comprehensive loss before reclassifications	(342)	(79)	(421)
Amounts reclassified from accumulated other comprehensive (loss) income	(3,110)	36	(3,074)
Net current-period other comprehensive loss	(3,452)	(43)	(3,495)
Balance at December 31, 2016	$2,365	$191	$2,556

	Year Ended December 31, 2015
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2014	$7,948	$313	$8,261
Other comprehensive loss before reclassifications	(1,876)	(142)	(2,018)
Amounts reclassified from accumulated other comprehensive (loss) income	(255)	63	(192)
Net current-period other comprehensive income	(2,131)	(79)	(2,210)
Balance at December 31, 2015	$5,817	$234	$6,051

	Year Ended December 31, 2014
	Unrealized gains on securities	OTTI	Accumulated other comprehensive income
Balance at December 31, 2013	$5,950	$263	$6,213
Other comprehensive income before reclassifications	2,194	50	2,244
Amounts reclassified from accumulated other comprehensive loss	(196)	—	(196)
Net current-period other comprehensive income	1,998	50	2,048
Balance at December 31, 2014	$7,948	$313	$8,261

Summary of the Reclassifications Out of Accumulated Other Comprehensive Income
The following tables summarize the reclassifications out of accumulated other comprehensive income:

Details about accumulated other comprehensive income components	Amount reclassified from accumulated other comprehensive income			Affected line item in the statement where net income is presented
	Years Ended December 31,
	2016	2015	2014
Unrealized gains on securities	$(4,785)	$(392)	$(301)	Net realized gains on investments, excluding other-than-temporary impairment losses
	1,675	137	105	Provision for income taxes
	$(3,110)	$(255)	$(196)	Net of tax
OTTI	$55	$97	$—	Portion of net gain recognized in other comprehensive income, before taxes
	(19)	(34)	—	Provision for income taxes
	$36	$63	$—	Net of Tax
Total reclassifications for the period	$(3,074)	$(192)	$(196)	Net of tax